Fair Value Measurement - Assets and Liabilities Measured or Disclosed At Fair Value on Recurring Basis In Periods Subsequent to Their Initial Recognition (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Assets:
Short-term investments	¥ 196,853	$ 31,053	¥ 260,245
Available-for-sale debt securities	44,873		51,346
Fair Value, Measurements, Recurring
Assets:
Available-for-sale debt securities	44,873		51,346
Total assets	241,726		311,591
Fair Value, Measurements, Recurring | Wealth Management Products Issued By Banks
Assets:
Short-term investments	190,000		260,000
Fair Value, Measurements, Recurring | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	6,853		245
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available-for-sale debt securities	0		0
Total assets	6,853		245
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	0		0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	6,853		245
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Available-for-sale debt securities	0		0
Total assets	190,000		260,000
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	190,000		260,000
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	0		0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	44,873		51,346
Total assets	44,873		51,346
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	0		0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Equity Securities With Readily Determinable Fair Values
Assets:
Short-term investments	¥ 0		¥ 0